RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 01, 2021	Jan. 27, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 06, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party					$ 6,784,000
ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 88,264
Promissory Note with Related Party | ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 300,000
Repayment of promissory note - related party	$ 88,264
Administrative Support Agreement | ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid			$ 0	110,000
Related Party Loans | ITHAX ACQUISITION CORP.
Related Party Transaction [Line Items]
Loan conversion agreement warrant				$ 1,500,000
Related Party Loans | ITHAX ACQUISITION CORP. | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant				$ 10.00